Label	Element	Value
Equity, adjusted balance	c070_EquityAdjustedBalance	£ 70,955,000,000
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0
Issued capital and share premium [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	14,462,000,000
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[1]
Other reserves [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	4,120,000,000
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	(175,000,000)	[1]
Other equity interest [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	6,486,000,000
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[1]
Non-controlling interests [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	3,522,000,000
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[2]
Retained earnings [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	42,365,000,000
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	175,000,000
Equity attributable to owners of parent [member]
Equity, adjusted balance	c070_EquityAdjustedBalance	67,433,000,000
Amount of reclassifications or changes in presentation	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	£ 0

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41
[2]	Details of non-controlling interests are shown on p age 29